Equity-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2022	Jul. 23, 2021	Dec. 31, 2020	Jun. 30, 2023	Jan. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation						$ 100		$ 0	$ 700
Number of accelerated vested shares	42,934
Weighted-average grant date fair value per option									$ 12.67	$ 0.18	$ 27.17	$ 0.21
Awards granted, straight-line using third-party valuation (in dollars per share)	$ 30						$ 6.08				$ 30
Fair value of common stock for awards granted					$ 19.27
Warrants issued during the period shares		4,000
Exercise price per share or per unit of warrants or rights outstanding		$ 0.01					$ 0.0001						$ 0.0001
Warrant Grant Date Fair Value		55.50%
Fair value of warrants		$ 200					$ 1,300
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation										$ 0
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period									0
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period									0
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation									$ 700	0
Number of options, Granted												439,786
Recognized stock compensation expense									24,500	4,000	$ 6,348	$ 1,164
Unrecognized stock-based compensation expense	$ 5,900					23,600			$ 23,600		$ 5,900	$ 900
Weighted-average period expected to be recognized									1 year 10 months 24 days		1 year 7 months 6 days	1 year 8 months 12 days
Number of shares authorized for issuance under share-based payment arrangement			3,000,000
Purchase price of common stock expressed as a percentage of its fair value			100.00%
Expiration Period			10 years
2020 Equity Incentive Plan [Member] | Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted											439,786	45,394
2023 and 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted				1,294,998					3,428,225
Number of accelerated vested shares					5,938
Number of repriced option awards					301,537
Recognized stock compensation expense						$ 4,836		$ 3,773	$ 23,773	$ 3,951
Additional Expense					$ 500
2023 and 2020 Equity Incentive Plan [Member] | Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted									3,428,225